Supplement dated September 21, 2011
to the Statement of Additional Information
for Principal Funds, Inc.
dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011 and September 16, 2011)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

APPENDIX B

Proxy Voting Policies
On or about October 7, 2011, add the following proxy voting policies for Guggenheim Partners Asset
Management, LLC and W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management).

GUGGENHEIM PARTNERS ASSET MANAGEMENT, LLC
PROXY VOTING POLICIES AND PROCEDURES

I.	Introduction/Purpose

Guggenheim Partners Asset Management, LLC (“GPAM”) has adopted these Proxy
Voting Policies and Procedures (“Proxy Policies”) to guide how GPAM votes proxies with respect to equity securities held in accounts of its clients. (Note, references herein to
“client” shall refer to the various pooled investment vehicles as well as separate accounts for which GPAM acts as manager.)

II.	Proxy Voting Responsibilities

The portfolio managers, in conjunction with the Director of Operations (or his designee, shall be responsible for evaluating and voting proxies in accordance with the guidelines hereunder. The portfolio manager, in consultation with the Director of Operations, shall be responsible for identifying any material conflicts of interest on the part of GPAM or its personnel that may affect particular proxy votes and resolving any material conflicts identified. The Director of Operations is responsible for administering, overseeing and recommending updates to these Proxy Policies as may be appropriate from time to time.

In addition, the Director of Operations (in consultation with senior management of
GPAM, as may be necessary) shall be responsible for: assisting portfolio managers in analyzing and evaluating particular proposals presented for vote; facilitating when proxies should be voted other than in accordance with the general rules and criteria set forth below; implementing procedures reasonably designed to ensure that proxies are received and voted in a timely manner; and making and keeping all required records with respect to proxies voted by GPAM.

III.	Proxy Guidelines

Generally, GPAM will vote proxies in accordance with the following guidelines. These are only guidelines, are not exhaustive and therefore do not cover all potential voting issues. They may be changed or supplemented from time to time. Voting decisions not covered by these guidelines will be made in accordance with other provisions of these
Proxy Policies or as may be deemed reasonably appropriate by senior management of
GPAM. In addition, because individual matters to be voted and the circumstances of issuers of the securities being voted vary, there may be instances when GPAM will not strictly adhere to these guidelines in making its voting decision. At any time, GPAM may seek voting instructions from its clients.

In reviewing proxy issues, GPAM will apply the following general policies:

2

A. Corporate Governance

GPAM will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer.

B. Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management-proposed slate of directors. That being said, we may withhold votes for directors who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares.

C. Appointment of Auditors

GPAM will generally support management’s recommendation.

D. Changes in Legal and Capital Structure

Absent a compelling reason to the contrary, GPAM will cast its votes in accordance with the company’s management on such proposals.

E. Corporate Restructurings, Mergers and Acquisitions

GPAM will analyze such proposals on a case-by-case basis, weighing heavily the views of the research analysts who cover the company and the investment professionals managing the portfolios in which the stock is held.

F. Proposals Affecting Shareholder Rights

GPAM will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights.
However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

G. Anti-Takeover Measures

GPAM will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder ownership. We will evaluate, on a case-by-case basis, proposals to

3

completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including blank check preferred stock, classified boards and supermajority vote requirements) that appear to be intended as management entrenchment mechanisms.

H. Executive Compensation

GPAM will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval.

I. Social and Corporate Responsibility

GPAM will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

J. Matters Not Covered

The Portfolio Manager and Director of Operations shall consider specific proxy voting matters as necessary. The Director of Operations and CCO may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the CCO monitors adherence to these policies.

IV.	Conflicts of Interest

GPAM recognizes that there may be a potential conflict of interest when we vote a proxy.
To that end, we have implemented additional procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the
Portfolio Manager, Director of Operations and CCO will take reasonable steps to evaluate the nature of GPAM’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the CCO any potential conflict that they are aware of (including personal relationships); (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv)
where a material conflict of interest exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party

4

research service to ensure that our voting decision is consistent with our clients' best interests.

Because under certain circumstances GPAM considers the recommendation of third party research services, the Director of Operations will take reasonable steps to verify that any third party research service is in fact independent, based on all of the relevant facts and circumstances. This includes among other things, analyzing whether the third party research service: (i) has the capacity and competency to adequately analyze proxy issues;
and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.

V.	When GPAM May Not Vote Proxies

GPAM may not vote proxies in certain circumstances, including situations where: (a) the securities being voted are no longer held by the client; (b) the proxy and other relevant materials are not received in sufficient time to allow adequate analysis or an informed vote by the voting deadline; or (c) GPAM concludes that the cost of voting the proxy is likely to exceed the expected benefit to the client.

VI.	Proxies of Certain Non-U.S. Issuers

Voting proxies of issuers in non-U.S. markets may give rise to a number of administrative issues that may prevent GPAM from voting such proxies. For example,
GPAM may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require GPAM to provide local agents with power of attorney prior to implementing GPAM’s voting instructions. Although it is
GPAM’s policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-U.S. issuers, we vote proxies on a best efforts basis.

VII. Proxy Voting Records

Clients may obtain information about how GPAM voted proxies on their behalf by contacting their GPAM administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mike Sterling, Director of Operations
Guggenheim Partners Asset Management, LLC 227 West Monroe Street, 48th Floor,
Chicago, IL 60606

VIII. Maintenance of Proxy Voting Records

As required by Rule 204-2 under the Investment Advisers Act of 1940, GPAM will maintain the following records relating to proxy voting for a period of at least six years:

(i)	A copy of these Proxy Policies, as they may be amended from time to time;

5

(ii)	Copies of proxy statements received regarding client securities, unless these materials are available electronically through the SEC’s EDGAR system;
(iii)	A record of each proxy vote cast on behalf of its clients;
(iv)	A copy of internal documents created by GPAM that were material to making the decision how to vote proxies on behalf of its clients; and
(v)	Each written client request for information on how GPAM voted proxies on behalf of the client and all written responses by GPAM to oral or written client requests for such proxy voting information.

IX.	Disclosure

GPAM will provide clients a summary of these Policies, either directly or by delivering to each client of a copy of its Form ADV, Part II that contains a summary, and also will provide clients information on how a client may obtain a copy of the full text of these
Proxy Policies and a record of how GPAM has voted the client’s proxies. A copy of these materials will be provided promptly to clients on request.

6

  W. H. Reaves & Company, Inc. doing business as Reaves Asset Management